Note 14 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current	$ (145)	$ 652
Deferred	227	97
Total federal	82	749
State, current	240	441
Total	$ 322	$ 1,190